Fees Summary	Jan. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,616,000
Previously Paid Amount	0.00
Total Fee Amount	247.41
Total Offset Amount	0.00
Net Fee	247.41
Narrative - Max Aggregate Offering Price	$ 1,616,000
Final Prospectus	true